Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	November 30, 2014	November 30, 2013	November 30, 2012
	$	$	$

Revenue
United States	8,769,693	1,527,474	107,091
	8,769,693	1,527,474	107,091

Total assets
Canada	7,875,035	4,379,501	2,474,878

Total property and equipment
Canada	1,618,897	1,231,309	1,535,703